INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

NOTE 9. INCOME TAXES

The Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$—	$25,360
Startup Costs	1,231,442	364,454
Unrealized gain/loss - Trust	(588,900)	—
Total deferred tax assets	642,542	389,814
Valuation allowance	(1,231,441)	(389,814)
Deferred tax assets, net of allowance	$(588,899)	$—

The income tax provision for the years ended December 31, 2022 and 2021 consists of the following:

	December 31,	December 31,
	2022	2021
Federal
Current	$230,537	$—
Deferred	(119,370)	(389,814)
State
Current	$63,893	$
Deferred	(133,358)	—
Change in valuation allowance	841,627	389,814
Provision for income taxes	$883,329	$—

As of December 31, 2022 and 2021, the Company had $0 and $120,763, respectively, of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2022 and 2021, the change in the valuation allowance was $841,627 and $389,814, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	5.5%	0.0%
State tax credit	(0.1)%	0.0%
Deferred tax liability change in rate	(0.9)%	0.0%
Acquisition facilitative expenses	0.5%	0.0%
Penalties and interest	0.0%	0.0%
Offering costs	0.0%	1.7%
Change in fair value of warrant liability	(16.4)%	(27.4)%
Reduction in deferred underwriting fee	(9.2)%	0.0%
Valuation allowance	7.7%	4.7%
Income tax provision	8.1%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.